Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2020	2019
Due in one year or less	$4,006	$2,026
Due after one year through five years	5,457	8,146
Total	$9,463	$10,172